Statement of compliance (Tables)	12 Months Ended
Jun. 30, 2019
Statement of compliance
Summary of impact of applying amendments to IAS 23

The impact of applying the amendment for the period ended 30 June 2019 is:

	Results excluding amendment	Adjustment on IAS 23 amendment	Results after amendments
	Rm	Rm	Rm

Non-current assets
Property, plant, equipment and assets under construction	358 135	1 998	360 133
Income statement
Finance costs	(3 251)	1 998	(1 253)